Document and Entity Information	Jan. 21, 2016
Prospectus:
Document Type	497
Document Period End Date	Jan. 21, 2016
Registrant Name	CITIZENSSELECT FUNDS
Central Index Key	0001167368
Amendment Flag	false
Document Creation Date	Jan. 21, 2016
Document Effective Date	Jan. 21, 2016
Prospectus Date	Mar. 01, 2015
CitizensSelect Prime Money Market Fund | Class A shares to become Citizens Shares on 3/1/16
Prospectus:
Trading Symbol	CZAXX
CitizensSelect Prime Money Market Fund | Class B
Prospectus:
Trading Symbol	CZBXX
CitizensSelect Prime Money Market Fund | Class C
Prospectus:
Trading Symbol	CZCXX
CitizensSelect Prime Money Market Fund | Class D
Prospectus:
Trading Symbol	CZDXX
CitizensSelect Treasury Money Market Fund | Class A
Prospectus:
Trading Symbol	CEAXX
CitizensSelect Treasury Money Market Fund | Class B
Prospectus:
Trading Symbol	CEBXX
CitizensSelect Treasury Money Market Fund | Class C
Prospectus:
Trading Symbol	CECXX
CitizensSelect Treasury Money Market Fund | Class D
Prospectus:
Trading Symbol	CEDXX